Schedule of Investments – April 30, 2026 (unaudited)

Kansas Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.2%)^

Education (10.9%)
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.000% 04/01/2045 CALLABLE @ 100.000 04/01/2032	1,000,000	$951,590
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.000% 04/01/2046 CALLABLE @ 100.000 04/01/2032	1,000,000	932,210
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.000% 07/01/2036 CALLABLE @ 100.000 07/01/2031	2,000,000	2,018,980
WASHBURN UNIVERSITY/TOPEKA KS 5.000% 07/01/2038 CALLABLE @ 100.000 07/01/2035	275,000	304,859
WASHBURN UNIVERSITY/TOPEKA KS 5.000% 07/01/2040 CALLABLE @ 100.000 07/01/2035	325,000	356,915
WASHBURN UNIVERSITY/TOPEKA KS 5.000% 07/01/2042 CALLABLE @ 100.000 07/01/2035	335,000	362,661
		4,927,215
General Obligation (45.8%)
CITY OF BEL AIRE KS 4.000% 11/01/2036 CALLABLE @ 100.000 11/01/2031	285,000	294,741
CITY OF BELLE PLAINE KS 4.000% 09/01/2027 CALLABLE @ 100.000 09/01/2026	500,000	498,095
BUTLER COUNTY UNIFIED SCHOOL DISTRICT NO 205 BLUESTEM 5.250% 09/01/2042 CALLABLE @ 100.000 09/01/2032	1,520,000	1,653,973
BUTLER COUNTY UNIFIED SCHOOL DISTRICT NO 402 AUGUSTA 5.250% 09/01/2042 CALLABLE @ 100.000 09/01/2034	600,000	659,964
COWLEY COUNTY UNIFIED SCHOOL DISTRICT NO 465 WINFIELD 5.000% 09/01/2048 CALLABLE @ 100.000 09/01/2033	500,000	519,555
DOUGLAS COUNTY UNIFIED SCHOOL DISTRICT NO 348 BALDWIN CITY 5.000% 09/01/2044 CALLABLE @ 100.000 09/01/2031	400,000	415,576
DOUGLAS COUNTY UNIFIED SCHOOL DISTRICT NO 491 EUDORA 5.000% 09/01/2042 CALLABLE @ 100.000 09/01/2032	1,000,000	1,058,470
CITY OF EMPORIA KS 4.000% 09/01/2038 CALLABLE @ 100.000 09/01/2032	500,000	516,750
CITY OF GODDARD KS 4.000% 10/01/2045 CALLABLE @ 100.000 10/01/2032	365,000	339,976
GREELEY COUNTY UNIFIED SCHOOL DISTRICT NO 200 5.250% 09/01/2043 CALLABLE @ 100.000 09/01/2035	510,000	554,936
HARVEY COUNTY UNIFIED SCHOOL DISTRICT 440 HALSTEAD BENTLEY 5.000% 09/01/2049 CALLABLE @ 100.000 09/01/2031	1,000,000	1,030,760
JEFFERSON COUNTY UNIFIED SCHOOL DISTRICT NO 343 PERRY 5.500% 09/01/2038 CALLABLE @ 100.000 09/01/2030	265,000	284,186
JEFFERSON COUNTY UNIFIED SCHOOL DISTRICT NO 343 PERRY 5.500% 09/01/2043 CALLABLE @ 100.000 09/01/2030	1,000,000	1,055,300
JEFFERSON COUNTY UNIFIED SCHOOL DISTRICT NO 343 PERRY 5.500% 09/01/2048 CALLABLE @ 100.000 09/01/2030	1,000,000	1,042,530
JOHNSON & MIAMI COUNTIES UNIFIED SCHOOL DISTRICT NO 230 SPRING HILLS 6.000% 09/01/2044 CALLABLE @ 100.000 09/01/2035	750,000	869,220
JOHNSON & MIAMI COUNTIES UNIFIED SCHOOL DISTRICT NO 230 SPRING HILLS 6.000% 09/01/2045 CALLABLE @ 100.000 09/01/2035	700,000	802,046
JOHNSON COUNTY UNIFIED SCHOOL DISTRICT NO 231 GARDNER EDGERTON 5.000% 10/01/2042 CALLABLE @ 100.000 10/01/2034	1,000,000	1,087,540
CITY OF MANHATTAN KS 4.000% 11/01/2044 CALLABLE @ 100.000 11/01/2034	880,000	851,963
MIAMI COUNTY UNIFIED SCHOOL DISTRICT NO 367 OSAWATOMIE 5.250% 09/01/2042 CALLABLE @ 100.000 09/01/2034	425,000	463,361
MIAMI COUNTY UNIFIED SCHOOL DISTRICT NO 367 OSAWATOMIE 5.250% 09/01/2043 CALLABLE @ 100.000 09/01/2034	475,000	514,482
PRATT COUNTY UNIFIED SCHOOL DISTRICT NO 382 PRATT 5.000% 09/01/2038 CALLABLE @ 100.000 09/01/2033	500,000	551,295
PRATT COUNTY UNIFIED SCHOOL DISTRICT NO 382 PRATT 5.000% 09/01/2042 CALLABLE @ 100.000 09/01/2033	1,035,000	1,118,845
RAWLINS COUNTY UNIFIED SCHOOL DISTRICT NO 105 4.000% 09/01/2045 CALLABLE @ 100.000 09/01/2031	1,000,000	964,180
SEDGWICK COUNTY UNIFIED SCHOOL DISTRICT NO 262 VALLEY CENTER 4.500% 09/01/2044 CALLABLE @ 100.000 09/01/2031	650,000	665,853
SHAWNEE COUNTY UNIFIED SCHOOL DISTRICT NO 372 SILVER LAKE 5.500% 09/01/2043 CALLABLE @ 100.000 09/01/2030	650,000	689,124
SHAWNEE COUNTY UNIFIED SCHOOL DISTRICT NO 372 SILVER LAKE 5.500% 09/01/2048 CALLABLE @ 100.000 09/01/2030	780,000	806,949
CITY OF SOUTH HUTCHINSON KS 4.000% 10/01/2038	355,000	355,156
CITY OF WAMEGO KS 5.250% 09/01/2042 CALLABLE @ 100.000 09/01/2035	845,000	943,527
CITY OF WICHITA KS 4.750% 09/01/2027	180,000	179,269
		20,787,622
Health Care (3.3%)
ASHLAND PUBLIC BUILDING COMMISSION 5.000% 09/01/2030	1,020,000	1,011,820
ASHLAND PUBLIC BUILDING COMMISSION 5.000% 09/01/2035	500,000	497,130
		1,508,950
Housing (10.4%)
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.700% 03/01/2043	2,000,000	2,078,340
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.170% 11/01/2041	1,422,559	1,461,907
COUNTY OF SHAWNEE KS 4.700% 07/01/2044 CALLABLE @ 100.000 07/01/2033	670,000	676,995
COUNTY OF SHAWNEE KS 5.000% 07/01/2049 CALLABLE @ 100.000 07/01/2033	485,000	491,029
		4,708,271
Other Revenue (14.6%)
BLUE VALLEY RECREATION COMMISSION 5.000% 04/01/2045 CALLABLE @ 100.000 04/01/2035	1,000,000	1,086,190
BLUE VALLEY RECREATION COMMISSION 5.000% 04/01/2045 CALLABLE @ 100.000 04/01/2035	975,000	1,059,035
CITY OF GARDEN CITY KS 5.375% 06/01/2039 CALLABLE @ 100.000 06/01/2030	1,500,000	1,518,960
CITY OF MANHATTAN KS 5.000% 12/01/2032	1,000,000	994,040
CITY OF WICHITA KS 4.000% 09/01/2038 CALLABLE @ 100.000 09/01/2027	760,000	764,066
WYANDOTTE COUNTY KANSAS CITY UNIFIED GOVERNMENT 5.500% 03/01/2041 CALLABLE @ 100.000 03/01/2035	500,000	495,615
WYANDOTTE COUNTY KANSAS CITY UNIFIED GOVERNMENT 5.250% 03/01/2046 CALLABLE @ 100.000 03/01/2034	750,000	727,733
		6,645,639
Transportation (2.4%)
STATE OF KANSAS DEPARTMENT OF TRANSPORTATION 5.000% 09/01/2042 CALLABLE @ 100.000 09/01/2034	1,000,000	1,103,260
		1,103,260
Utilities (10.8%)
CHISHOLM CREEK UTILITY AUTHORITY 4.000% 09/01/2043 CALLABLE @ 100.000 09/01/2035	1,000,000	972,650
KANSAS MUNICIPAL ENERGY AGENCY 5.000% 04/01/2038	1,000,000	1,000,810
KANSAS POWER POOL 4.000% 12/01/2031	500,000	495,720
KANSAS POWER POOL 4.000% 12/01/2041 CALLABLE @ 100.000 12/01/2029	500,000	504,865
CITY OF OLATHE KS STORMWATER REVENUE 4.000% 10/01/2044 CALLABLE @ 100.000 10/01/2032	445,000	438,779
CITY OF WAMEGO KS ELECTRIC UTILITY SYSTEM REVENUE 5.250% 09/01/2041 CALLABLE @ 100.000 09/01/2035	1,355,000	1,489,470
		4,902,294

TOTAL MUNICIPAL BONDS (COST: $43,911,481)		$44,583,251
OTHER ASSETS LESS LIABILITIES (1.8%)		$803,620
NET ASSETS (100.0%)		$45,386,871

^All portfolio securities are issued securities from the state of Kansas.

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2026, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Kansas Municipal Fund
Investments at cost	$43,911,481
Unrealized appreciation	$914,886
Unrealized depreciation	(243,116)
Net unrealized appreciation/(depreciation)*	$671,770

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2026:

Kansas Municipal Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$44,583,251	$-	$44,583,251
Total	$-	$44,583,251	$-	$44,583,251